Capitalization - Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Nov. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	May 31, 2020
Temporary Equity [Line Items]
Original Issuance Price (in dollars per share)				$ 6.11
Payments of deferred offering costs				$ 56,379	$ 0	$ 4,954
Conversion of convertible preferred stock (in shares)				0		86,815,192	22,520,015
Series B-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Number of shares issued	4,072,904	8,949					3,562,869
Original Issuance Price (in dollars per share)	$ 12.4168	$ 12.4168			$ 3.9760	$ 3.9760	$ 12.4168	$ 3.9760	$ 3.9760
Aggregate purchase price	$ 50,573						$ 44,239
Payments of deferred offering costs	$ 2,838						$ 2,713
Number of shares issued upon conversion of notes			1,143,624
Conversion price			$ 8.69176
Conversion price as a percentage of original issuance price			70.00%
Principal and interest of Convertible notes		$ 111
Conversion of convertible preferred stock (in shares)						49,809,148	10,435,129
Series B-2 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Number of shares issued	132,127
Original Issuance Price (in dollars per share)	$ 12.4168					$ 3.9760
Aggregate purchase price	$ 1,640
Conversion of convertible preferred stock (in shares)	805,360					2,515,083
Junior Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Number of shares issued			2,313,623
Original Issuance Price (in dollars per share)			$ 12.4168			$ 3.9760	$ 12.4168
Conversion of convertible preferred stock (in shares)						10,348,216	4,354,089